                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ];    Amendment Number: ___
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ernest S. Rady
Address:    11455 El Camino Real
            Suite 200
            San Diego, CA 92130


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ernest S. Rady

Phone:      619-350-2600

Signature, Place, and Date of Signing:

           /s/  Ernest S. Rady              San Diego, CA      02/13/2006
        -----------------------
             [Signature]                    [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number         Name

28-                           Insurance Company of the West

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                         -------------------

Form 13F Information Table Entry Total:         68
                                         -------------------

Form 13F Information Table Value Total:  $    76,599
                                          ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13-F File Number               Name

No. 1      28-                                 Insurance Company of the West




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
                                                       Form 13-F Information Table
                                                         as of December 31, 2005

                                                                                                            VOTING AUTHORITY


                                 TITLE                VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                   OF CLASS  CUSIP      (x$1000) PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE



ALBERTSONS INC                      com    013104104     427     20,000  SH           sole               20,000

ALTRIA GROUP INC                    com    02209s103   5,230     70,000  SH           sole               70,000

AMERICAN INTERNATIONAL
  GROUP INC                         com    026874107     819     12,000  SH           sole               12,000

BANCO SANTANDER CENTRAL
  HISPANO S A-ADR                   adr    05964h105     330     25,000  SH           sole               25,000

BANK OF AMERICA CORP                com    060505104   2,769     60,000  SH           sole               60,000

BEAR STEARNS COMPANIES INC          com    073902108   1,733     15,000  SH           sole               15,000

BOSTON SCIENTIFIC CORP              com    101137107   1,469     60,000  SH           sole               60,000

BP P L C SPONSORED ADR
  (FRM BP AMOCO PLC)                com    055622104   2,890     45,000  SH           sole               45,000

CAPITAL ONE FINANCIAL CORP          com    14040h105   1,728     20,000  SH           sole               20,000

CARDINAL HEALTH INC                 com    14149y108   1,031     15,000  SH           sole               15,000

CHEVRON CORPORATION                 com    166764100   3,974     70,000  SH           sole               70,000

CHUBB CORP                          com    171232101   2,637     27,000  SH           sole               27,000

CINCINNATI FINANCIAL CORP           com    172062101     469     10,500  SH           sole               10,500

COCA COLA CO                        com    191216100   2,016     50,000  SH           sole               50,000

COLGATE PALMOLIVE CO                com    194162103     549     10,000  SH           sole               10,000

COMCAST CORP NEW CL A               com    20030n101   1,947     75,000  SH           sole               75,000

CONOCOPHILLIPS                      com    20825c104   2,793     48,000  SH           sole               48,000

ELI LILLY & CO                      com    532457108     475      8,400  SH           sole                8,400

EXXON MOBIL CORP                    com    30231g102   1,404     25,000  SH           sole               25,000

FANNIE MAE (FEDERAL NATL
  MTG ASSN)                         com    313586109   1,952     40,000  SH           sole               40,000

FIDELITY NATIONAL
  FINANCIAL INC                     com    316326107     736     20,000  SH           sole               20,000

FIDELITY NATIONAL TITLE
  GROUP INC CL A                    com    31620r105      85      3,500  SH           sole                3,500

FREDDIE MAC-VOTING COMMON
  (FORMERLY FEDERA                  com    313400301   3,268     50,000  SH           sole               50,000

GENERAL ELECTRIC CO                 com    369604103   1,753     50,000  SH           sole               50,000

GENERAL MILLS INC                   com    370334104   2,466     50,000  SH           sole               50,000

GLAXOSMITHKLINE PLC
  SPONSORED ADR(FRM GLAX            com    37733w105   1,262     25,000  SH           sole               25,000


                                                                                                            VOTING AUTHORITY

                                 TITLE                VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                   OF CLASS  CUSIP      (x$1000) PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE




HARTFORD FINANCIAL SERVICES
  GROUP INC                         com    416515104   3,006     35,000  SH           sole               35,000

HOME DEPOT INC                      com    437076102   1,012     25,000  SH           sole               25,000

JPMORGAN CHASE & CO
  FORMERLY J P MORGAN CH            com    46625h100   2,381     60,000  SH           sole               60,000

MARSH & MCLENNAN COMPANIES IN       com    571748102   2,382     75,000  SH           sole               75,000

MCDONALDS CORP                      com    580135101   1,686     50,000  SH           sole               50,000

MCKESSON CORP                       com    58155q103   1,032     20,000  SH           sole               20,000

MORGAN STANLEY                      com    617446448   2,270     40,000  SH           sole               40,000

OVERSEAS SHIPHOLDING GROUP
  INC                               com    690368105   1,461     29,000  SH           sole               29,000

PFIZER INC                          com    717081103   3,148    135,000   H           sole              135,000

ROYAL DUTCH SHELL PLC
  SPONSORED ADR REPSTG              adr    780259206   2,152     35,000  SH           sole               35,000

TIME WARNER INC NEW                 com    887317105     174     10,000  SH           sole               10,000

UNUMPROVIDENT CORP                  com    91529y106   3,868    170,000   H           sole              170,000

VIACOM INC NEW CLASS B              com    92553p201   1,956     60,000  SH           sole               60,000

WAL-MART STORES INC                 com    931142103   1,638     35,000  SH           sole               35,000

WELLS FARGO & CO                    com    949746101     314      5,000  SH           sole                5,000

WYETH COM                           com    983024100   1,612     35,000  SH           sole               35,000

CHEVRON CORP                        put    1667649M4       6     15,000  SH   put     sole               15,000

CONOCOPHILLI                        put    20825C9M8       2     20,000  SH   put     sole               20,000

OVERSEAS SHI                        put    6903689M9      20     40,000  SH   put     sole               40,000

GENERAL MTRS                        put    3704429M9       3     50,000  SH   put     sole               50,000

ALBERTSONS                          put    0131049M8       2     15,000  SH   put     sole               15,000

COCA COLA CO                        put    1912169M4       7     20,000  SH   put     sole               20,000

ABBOTT LABS                         put    0028249M4       1     25,000  SH   put     sole               25,000

BANK OF AMER                        put    0605059M8       3     50,000  SH   put     sole               50,000

FED NATL MTG                        put    3135869M3       3     51,200  SH   put     sole               51,200

FREDDIE MAC                         put    3134009M7       3     58,800  SH   put     sole               58,800

MORGAN STANL                        put    6174469M3       4     10,000  SH   put     sole               10,000

SOVEREIGN BA                        put    8459059M2       5     50,000  SH   put     sole               50,000

VERIZON COMM                        put    92343V9M8       6     10,000  SH   put     sole               10,000

BP PLC                             call    0556229A4       1     20,000  SH  call     sole               20,000

HOME DEPOT                         call    4370769A2       1     15,000  SH  call     sole               15,000

MCDONALDS                          call    5801359A1       3     50,000  SH  call     sole               50,000

MCKESSON COR                       call    58155Q9A3      32     20,000  SH  call     sole               20,000

CARDINAL HEA                       call    1414949A4      10     15,000  SH  call     sole               15,000

BANK OF AMER                       call    0605059A4       5     25,000  SH  call     sole               25,000

BEAR STEARNS                       call    0739029A8       1     15,000  SH  call     sole               15,000

CAPITAL ONE                        call    14040H9A5      31     20,000  SH  call     sole               20,000

CHUBB CORP                         call    1712329A1      81     30,000  SH  call     sole               30,000


                                                                                                            VOTING AUTHORITY

                                 TITLE                VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                   OF CLASS  CUSIP      (x$1000) PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE    SHARED  NONE




FED NATL MTG                       call    3135869A9       2     40,000  SH  call     sole               40,000

FREDDIE MAC                        call    3134009A3       2     20,000  SH  call     sole               20,000

HARTFORD FIN                       call    4165159A4      46     31,100  SH  call     sole               31,100

UNUMPROVIDNT                       call    91529Y9A6      18     30,000  SH  call     sole               30,000




TOTAL PORTFOLIO                    68                 76,599  2,469,500